As filed with the U.S. Securities and Exchange Commission on February 24, 2005

                                                           File No. 333-122083

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-Effective Amendment No. [ ]

                        Post-Effective Amendment No. [1]

                           AXA ENTERPRISE FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (Address of Principal Executive Offices)

                                 (212) 554-1234
                  (Registrant's Area Code and Telephone Number)

                                 STEVEN M. JOENK
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                     (Name and Address of Agent for Service)

                                 With copies to:

          PATRICIA LOUIE, ESQ.                    ARTHUR J. BROWN, ESQ.
  AXA EQUITABLE LIFE INSURANCE COMPANY      KIRKPATRICK & LOCKHART NICHOLSON
      1290 AVENUE OF THE AMERICAS                      GRAHAM LLP
        NEW YORK, NEW YORK 10104               1800 MASSACHUSETTS AVE., NW
                                                        2ND FLOOR
                                                  WASHINGTON, DC 20036


This  Post-Effective   Amendment  No.  1  to  the  Registrant's   Registration
Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A, Class B, Class C and Class Y shares of beneficial interest in the series of the Registrant designated as the AXA Enterprise Growth Fund.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 811-21695 and 333-121788).

                          AXA ENTERPRISE FUNDS TRUST

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

   Cover Sheet

   Contents of Registration Statement

   Letter to Shareholders*

   Notice of Special Meeting*

   Part A - Proxy Statement/Prospectus*

   Part B - Statement of Additional Information*

   Part C - Other Information

   Signature Page

* Incorporated by reference from Registrant's Registration Statement on Form N-14 (SEC File No. 333-122083) as filed on January 14, 2005.

                                EXPLANATORY NOTE

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement an undertaking by the Registrant in
Item 17 to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed Reorganizations as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.
--------  ---------------

Article VIII of the Agreement and Declaration of Trust of the Registrant states:

      SECTION 1. LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

      All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the
      Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal
      Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

      SECTION 2. INDEMNIFICATION OF COVERED PERSONS. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

      SECTION 3. INDEMNIFICATION OF SHAREHOLDER. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Agreement and Declaration of Trust of the Registrant states:

      SECTION 5. AMENDMENTS. . . . Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. . .

      SECTION 7. APPLICABLE LAW. (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. . .. (b) Notwithstanding the first sentence of Section 7(a) of this
      Article IX, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of
      Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts that relate to or regulate: . . . (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust.

Article X of the By-Laws of the Registrant states:

      SECTION 3. ADVANCE PAYMENT OF INDEMNIFIABLE EXPENSES. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS.
--------  ---------

      (1)   (a)(1)  Agreement and Declaration of Trust of Registrant.(1)

            (a)(2)  Certificate of Trust of Registrant.(1)

      (2)   By-laws of Registrant.(1)

      (3)   None other than provisions contained in Exhibit (a)(1) and (b).

      (4) Form of Agreement and Plan of Reorganization and Termination; filed as Exhibit A to the Combined Proxy Statement and Prospectus set forth as Part A to the Registration Statement on Form N-14.

      (5)   Not Applicable.

      (6)   (a)   Form of Investment  Management  Agreement between Registrant and AXA Equitable Life Insurance Company ("AXA Equitable").(1)

            (b)   Form  of   Investment   Advisory   Agreement   between   AXA
                  Equitable and the Subadviser.(1)

      (7) Form of Distribution Agreement between Registrant and Enterprise Fund Distributors, Inc. ("EFD").(1)

      (8)   Not applicable.

      (9)   Form of Global Custody Agreement  between  Registrant and JPMorgan
            Chase Bank ("JPMorgan   Chase").(1)

      (10)  (a)   Form  of  Distribution  Plan  pursuant  to Rule  12b-1  with
                  respect to Class A shares of the    Registrant.(1)

            (b) Form of Distribution Plan pursuant to Rule 12b-1 with respect to Class B shares of the Registrant.(1)

            (c) Form of Distribution Plan pursuant to Rule 12b-1 with respect to Class C shares of the Registrant.(1)

            (d) Form of Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940.(1)

      (11) Legal Opinion of Kirkpatrick & Lockhart Nicholson Graham LLP regarding the legality of the securities being registered.(2)

      (12) Opinion of Kirkpatrick & Lockhart Nicholson Graham LLP as to tax matters. (To be filed by amendment.)

      (13)  (a)   Form of Mutual Funds Service  Agreement  between  Registrant and AXA Equitable.(1)

            (b) Form of Expense Limitation Agreement between Registrant and AXA Equitable.(1)

            (c)   Form  of  Transfer   Agency   Services   Agreement   between
                  Registrant and Boston Financial Data Services.(1)

      (14) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.(3)

      (15)  Not Applicable.

      (16)  Powers of Attorney.(4)

      (17)  Additional Exhibits

            (a)   Proxy Card.(2)
            --------------------

      (1) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on December 30, 2004 (File No. 333-121788).

      (2) Incorporated by reference to Registrant's Registration Statement on Form N-14 filed on January 14, 2005 (File No. 333-122083).

      (3) Filed previously in Registrant's Registration Statement on Form N-14 filed on January 14, 2005 (File No. 333-122083).

      (4) Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 filed on January 31, 2005 (File No. 333-121800).

ITEM 17.  UNDERTAKINGS.
--------  -------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed Reorganizations as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 24th day of February, 2005 and certifies that the Post-Effective Amendment to the Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act.

                        AXA Enterprise Funds Trust

                        By:   /s/ Steven M. Joenk
                              ------------------------------------------
                              Steven M. Joenk
                              Trustee,  President and Chief Executive Officer

As required by the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE                 DATE

/s/ Steven M. Joenk                     Trustee               February 24, 2005
-----------------------------------
Steven M. Joenk

/s/ Jettie M. Edwards*                  Trustee               February 24, 2005
-----------------------------------
Jettie M. Edwards

/s/ William M. Kearns*                  Trustee               February 24, 2005
-----------------------------------
William M. Kearns

/s/ Christopher P.A. Komisarjevsky*     Trustee               February 24, 2005
-----------------------------------
Christopher P.A. Komisarjevsky

/s/ Theodossios Athanassiades*          Trustee               February 24, 2005
-----------------------------------
Theodossios Athanassiades

/s/ David W. Fox*                       Trustee               February 24, 2005
-----------------------------------
David W. Fox

/s/ Gary S. Schpero*                    Trustee               February 24, 2005
-----------------------------------
Gary S. Schpero

/s/ Harvey Rosenthal*                   Trustee               February 24, 2005
-----------------------------------
Harvey Rosenthal

/S/ Kenneth T. Kozlowski*               Trustee               February 24, 2005
-----------------------------------
Kenneth T. Kozlowski


* By: /s/ Steven M. Joenk
      ------------------------------
      Steven M. Joenk
      (Attorney-in-Fact)